Share-based Compensation Plans	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Plans Disclosure

28.       Share-based compensation plans

The following table shows the total share-based compensation expense (see below for types of share-based awards) included in the consolidated statements of income:

Year to December 31,	2015	2014	2013
	$’M	$’M	$’M
	____________	____________	____________
Cost of product sales	7.6	8.5	4.4
Research and development	28.6	22.2	22.8
Selling, general and administrative	37.4	35.9	46.9
Reorganization costs	26.7	30.4	3.3
	____________	____________	____________
Total	100.3	97.0	77.4
Less tax	(28.4)	(23.8)	(18.1)
	____________	____________	____________
	71.9	73.2	59.3
	____________	____________	____________

There were no capitalized share-based compensation costs at December 31, 2015 and 2014.

At December 31, 2015, $115.3 million (2014: $83.1 million, 2013: $97.0 million) of total unrecognized compensation cost relating to non-vested awards is expected to be recognized over a period of 3 years.

At December 31, 2015, $82.0 million (2014: $71.2 million, 2013: $90.3 million) of total unrecognized compensation cost relating to non-vested in-the-money awards (based on the average share price during the year) is expected to be recognized over a weighted average period of 1.9 years (2014: 1.9 years, 2013: 1.7 years).

On May 2, 2013, the Company initiated the reorganization of its business to integrate the three divisions into a simplified One Shire organization (see Note 4 for details). As a result of this reorganization the Company modified the terms of certain of its equity awards to employees and directors impacted by the One Shire reorganization. Included in the stock compensation expense for the year to December 31, 2015, is $26.7 million (2014: $30.4 million, 2013: $3.3 million) of incremental stock compensation costs related to the modification of awards granted to those individuals impacted by the One Shire reorganization.

Share-based compensation plans

Prior to February 28, 2015 the Company granted stock-settled share appreciation rights (“SARs”) and performance share awards (“PSAs”) over ordinary shares and ADSs to Executive Directors and employees under the Shire Portfolio Share Plan (“PSP”) (Parts A and B). The SARs and PSAs granted under the PSP (Parts A & B) to Executive Directors are exercisable subject to performance and service criteria. Substantially all SARs and PSAs granted to employees are exercisable subject only to service criteria.

The principal terms and conditions of SARs and PSAs under the Shire Portfolio Share Plan (Parts A and B) are as follows: (i) the contractual life of SARs is seven years, (ii) the vesting period of SARs and PSAs granted to employees below the level of Executive Vice President allows for graded vesting over three years, and (iii) awards granted to the level of Executive Director and Executive Vice President, cliff vest after three years and contain performance conditions based on growth in Non-GAAP adjusted return on invested capital (“Adjusted ROIC”) and Non-GAAP earnings before interest, taxation, depreciation and amortization (“Non-GAAP EBITDA”). In 2014 the Company granted PSAs under the PSP to employees at Executive Vice President level and to a select group of senior employees, which are exercisable subject to performance and service criteria. These PSAs cliff vest after three years and contain performance conditions as explained above.

Since February 28, 2015 the Company has granted awards under the Shire Long Term Incentive Plan 2015 (“LTIP”). Under the LTIP the Company grants stock-settled share appreciation rights (“SARs”), restricted stock units (“RSUs”) and performance share units (“PSUs”) over ordinary shares and ADSs to Executive Directors and employees. The PSUs granted under the LTIP and SARs granted to Executive Directors are exercisable subject to performance and service criteria. RSUs granted under the LTIP and SARs granted to all other employees are exercisable subject only to service criteria.

The principal terms and conditions of SARs, RSUs and PSUs granted under the LTIP are as follows: (i) the contractual life of SARs is seven years, (ii) the vesting period of SARs and RSUs granted to employees below the level of Executive Vice President allows for graded vesting, and (iii) all SARs granted to Executive Directors and employees at Executive Vice President level and all PSUs granted cliff vest after three years and, with the exception of SARs granted to employees at Executive Vice President level, contain performance conditions based on product sales and Non-GAAP EBITDA targets; a Non-GAAP Adjusted ROIC underpin is also used at the end of the three year performance period to assess the underlying performance of the Company before determining the final vesting levels for awards with performance conditions. In addition, a further two year holding period will apply to all awards granted to Executive Directors post vesting.

The Company also operates a Global Employee Stock Purchase Plan, and UK/Irish Sharesave Plans.

The following awards were outstanding as at December 31, 2015:

	Compensation type	Number of awards*	Expiration period from date of issue	Vesting period
	____________	____________	____________	____________
SARs	SARs	7,326,798	7 years	3 years graded vesting and/or 3 years cliff vesting subject to performance criteria for Executive Directors only
UK/Irish Sharesave Plans	Stock options	113,619	6 months after vesting	3 or 5 years
Global Employee Stock Purchase Plan	Stock options	356,079	On vesting date	1 to 5 years

		__________________
Stock-settled SARs and stock options		7,796,496
		__________________
RSUs, PSUs and PSAs	RSUs, PSUs and PSAs	1,791,930	3 years	3 years graded vesting, 3 years cliff vesting subject to performance criteria for Executive Directors and certain senior employees only
		__________________
Restricted/Performance stock units and Performance share awards		1,791,930
		__________________

* Number of awards are stated in terms of ordinary share equivalents.

Stock-settled SARs and stock options

(a)       LTIP and PSP – Part A

Stock-settled share appreciation rights are exercisable subject to service and, for grants to Executive Directors only, performance criteria.

In respect of any award made to Executive Directors under the LTIP, performance criteria are based on product sales and Non-GAAP EBITDA targets, with a Non-GAAP Adjusted ROIC underpin. In respect of any award made to Executive Directors under the PSP (Part A), performance criteria are based on growth in Non-GAAP Adjusted ROIC and Non-GAAP EBITDA. These performance measures are an important measure of the Company's ability to meet the strategic objective to grow value for all of its stakeholders.

Awards granted to employees below Executive Director level are not subject to performance conditions and are only subject to service conditions.

Once awards have vested, participants will have until the seventh anniversary of the date of grant to exercise their awards.

(b)       UK/Irish Sharesave Plans (“Sharesave Plans”)

Options granted under the Sharesave Plans are granted with an exercise price equal to 80% and 75% of the mid-market price on the day before invitations are issued to UK and Ireland employees, respectively. Employees may enter into three or five year savings contracts. No performance conditions apply.

(c)       Shire Global Employee Stock Purchase Plan (“Stock Purchase Plan”)

Under the Stock Purchase Plan, options are granted with an exercise price equal to 85% of the fair market value of a share on the enrolment date (the first day of the offering period) or the exercise date (the last day of the offering period), whichever is the lower. Employees agree to save for a period up to 12 months. No performance conditions apply.

A summary of the status of the Company's SARs and stock options as at December 31, 2015 and of the related transactions during the period then ended is presented below:

	Weighted average exercise price
Year to December 31, 2015	£	Number of	Intrinsic value
		shares*	£’ M
	_______________	_______________	_______________
Outstanding as at beginning of period	33.27	7,756,516
Granted	52.12	4,444,345
Exercised	50.99	(3,104,782)
Forfeited	40.69	(1,299,583)
	_______________	_______________	________________
Outstanding as at end of period	52.02	7,796,496	98.5
	_______________	_______________	________________
Exercisable as at end of period	35.61	2,408,241	54.8
	_______________	_______________	________________

* Number of awards are stated in terms of ordinary share equivalents

The weighted average grant date fair value of SARs and stock options granted in the year ended December 31, 2015 was £10.36 (2014: £6.19; 2013: £3.37).

SARs and stock options outstanding as at December 31, 2015 have the following characteristics:

Number of awards outstanding*	Exercise prices	Weighted Average remaining contractual term (Years)	Weighted average exercise price of awards outstanding	Number of awards exercisable	Weighted average exercise price of awards exercisable
	£		£		£
________________	______________	__________	_______________	_____________	_____________

3,307,723	14.01-28.00	3.7	20.61	1,953,627	20.43
1,019,985	28.01-40.00	5.2	36.06	264,646	36.01
3,468,788	40.01-53.87	5.3	46.05	189,968	53.27
________________				_____________
7,796,496				2,408,241
________________				_____________

* Number of awards are stated in terms of ordinary share equivalents

RSUs, PSUs and PSAs

LTIP and PSP – Part B

PSUs granted to Executive Directors and certain senior employees under the 2015 LTIP are exercisable subject to certain performance and service criteria.

In respect of any award granted to Executive Directors and certain senior employees under the LTIP, the performance criteria are based on product sales and Non-GAAP EBITDA targets, with a Non-GAAP Adjusted ROIC underpin. In respect of any award granted to Executive Directors and certain senior employees under the PSP (Part B), performance criteria are based on growth in Non-GAAP Adjusted ROIC and Non-GAAP EBITDA.

RSUs and PSAs granted to employees below Executive Director and Executive Vice President level are not subject to performance conditions and are only subject to service conditions (with the exception of a select group of senior employees).

A summary of the status of the Company's performance share awards as at December 31, 2015 and of the related transactions during the period then ended is presented below:

RSUs, PSUs and PSAs	Number of shares*	Aggregate intrinsic value £’M	Weighted average remaining life
	_______________	_______________	_______________
Outstanding as at beginning of period	2,166,181
Granted	1,075,254
Exercised	(975,895)
Forfeited	(473,610)
	_______________
Outstanding as at end of period	1,791,930	84.2	5.4
	_______________	_______________	________________
Exercisable as at end of period	-	N/A	N/A
	_______________	_______________	_______________

* Number of awards are stated in terms of ordinary share equivalents

The weighted average grant date fair value of RSUs and performance share awards granted in the year to December 31, 2015 is £53.11 (2014:£35.11; 2013:£19.71).

Exercises of employee share-based awards

The total intrinsic values of share-based awards exercised for the years to December 31, 2015, 2014 and 2013 were $198.8 million, $200.8 million and $298.3 million, respectively. The total cash received from employees as a result of employee share option exercises for the period to December 31, 2015, 2014 and 2013 was approximately $16.6 million, $17.4 million and $17.2 million, respectively. In connection with these exercises, the tax benefit credited to additional paid-in capital for the years to December 31, 2015, 2014 and 2013 was $31.6 million, $39.6 million and $11.9 million respectively.

The Company will settle future employee share award exercises with either newly listed ordinary shares or with shares held in the EBT. The number of shares to be purchased by the EBT in 2016 will be dependent on the number of employee share awards granted and exercised during the year and Shire plc's share price. At December 31, 2015 the EBT held 0.6 million ordinary shares and 0.2 million ADSs.

Valuation methodologies

The Company estimates the fair value of its share-based awards using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of share–based awards include the grant price of the award, the expected stock-based award term, volatility of the Company's share price, the risk-free rate and the Company's dividend yield. The Company believes that the valuation technique and the approach utilized to develop the underlying assumptions are appropriate in estimating the fair values of Shire's stock-based awards. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company under guidance issued by the FASB on share-based payment transactions.

The fair value of share awards granted was estimated using the following assumptions:

Period ended December 31,	2015	2014	2013
	______________	______________	______________
Risk-free interest rate[1]	0.6-1.8%	0.3-1.8%	0.1-0.9%
Expected dividend yield	0.2-0.4%	0.2-0.4%	0.4-0.6%
Expected life	1-4 years	1-4 years	1-4 years
Volatility	23-26%	23-27%	23-26%
Forfeiture rate	5-7%	5-7%	5-9%

(1)       Risk-free interest rate is for UK and US grants

The following assumptions were used to value share-based awards:

  risk-free interest rate – for awards granted over ADSs, the US Federal Reserve treasury constant maturities rate with a term consistent with the expected life of the award is used. For awards granted over ordinary shares, the yield on UK government bonds with a term consistent with the expected life of the award is used;
  expected dividend yield – measured as the average annualized dividend estimated to be paid by the Company over the expected life of the award as a percentage of the share price at the grant date;
  expected life – estimated based on the contractual term of the awards and the effects of employees' expected exercise and post-vesting employment termination behaviour;
  expected volatility – measured using historical daily price changes of the Company's share price over the respective expected life of the share-based awards at the date of the award; and
  the forfeiture rate is estimated using historical trends of the number of awards forfeited prior to vesting.